Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash used in operating activities
Loss for the period	$ (16,661)	$ (51,527)
Adjustments for non-monetary items:
Share-based compensation expense	13,398	13,951
Depreciation of property, plant and equipment	261	174
Amortization of intangible assets	26	25
Depreciation of right-of-use assets	307	379
Gain from reversal of inventory impairment charges	(361)	0
Share of results in joint venture	2,502	527
Deferred tax asset	(3,856)	0
Change in defined benefit pension liability	72	74
Convertible loans, derivatives, decrease in fair value	(15,855)	(21,169)
Financial income	(18,307)	(15)
Financial expense	9,165	1,982
Exchange differences	(63)	(366)
Operating loss before working capital changes	(29,372)	(55,965)
Decrease in accounts receivable, net	3,466	0
Increase (decrease) in other current assets	(355)	0
Increase (decrease) in other current assets	(1,065)	1,075
Increase in accounts payable	4,383	5,914
Increase in income taxes	2,686	107
Decrease in other liabilities and other payables	(10,666)	(5,332)
Cash used in operating activities	(30,923)	(54,201)
Interest paid	(1,838)	(1,039)
Interest received	18	16
Interest expense on lease obligations	52	18
Payments made under royalty financing transaction	(1,191)	0
Tax refund	0	57
Net cash used in operating activities	(33,882)	(55,149)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(229)	(657)
Payment for purchase of intangible assets	(889)	0
Payment for deposits	(330)	0
Net cash used in investing activities	(1,448)	(657)
Cash from financing activities
Proceeds from the exercise of stock options	0	3
Principal portion of lease obligation payments	(258)	(300)
Net cash from financing activities	(258)	(297)
Net decrease in cash and cash equivalents	(35,588)	(56,103)
Exchange (losses) / gain on cash and cash equivalents	(82)	30
Cash and cash equivalents at beginning of the period	466,544	439,195
Cash and cash equivalents at end of the period	430,874	383,122
Supplemental Non-Cash Investing Information
Capital expenditures recorded in Accounts payable	$ 0	$ 265